Reconciliation of Numerator and Denominator of Basic Earnings per Share ("EPS") with that of Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 72,822	$ 56,724	$ 50,378
Weighted average shares outstanding (in thousands):
Weighted average common shares outstanding-- basic	53,271	57,349	57,200
Dilutive share options and RSUs	210	110	287
Weighted average common shares outstanding-- diluted	53,481	57,459	57,487
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$ 1.37	$ 0.99	$ 0.88
Diluted	$ 1.36	$ 0.99	$ 0.88
Share options, RSUs and PSUs excluded from the computation of diluted EPS because they were anti-dilutive	1,674	1,805	1,232